Share Capital - Disclosure of Details of Share Capital Transactions (Details) - EUR (€) € in Thousands			6 Months Ended
	Jun. 22, 2022	Mar. 11, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Equity at beginning of period			€ 26,790	€ 70,468
Capital increase			0	0
Subscription of warrants			0	43
Equity at end of period			1,792	41,431
Share Capital
Disclosure of classes of share capital [line items]
Equity at beginning of period			€ 1,045	€ 1,033
Number of shares outstanding at beginning of period (in shares)			34,825,872	34,432,122
Capital increase			€ 2	€ 12
Free Shares vested/Capital increase (in shares)			50,000	393,750
Equity at end of period			€ 1,046	€ 1,045
Number of shares outstanding at end of period (in shares)			34,875,872	34,825,872
Premiums related to share capital
Disclosure of classes of share capital [line items]
Equity at beginning of period			€ 255,767	€ 255,735
Capital increase				(12)
Prior period adjustment	€ 2
Subscription of warrants			(7)	43
Equity at end of period			€ 255,760	€ 255,782
AGA 2019-1 | Share Capital
Disclosure of classes of share capital [line items]
Capital increase		€ 2
Free Shares vested/Capital increase (in shares)		50,000
AGA 2022 | Premiums related to share capital
Disclosure of classes of share capital [line items]
Subscription of warrants	€ (9)